Business Segments - Additional Information (Detail) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenue generated from certain contracts with customers included in non-interest income	$ 7.3	$ 7.4
Payment Services [Member]
Rewards and Rebate Costs and Certain Partner Payments Included in Noninterest Income	$ 2.2	$ 2.2